Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Revenue and Expenses

The following table presents related party revenue and expenses for the years ended December 31, 2025, 2024 and 2023 in connection with Apex Clearing and Apex Crypto entities.

		2025	2024	2023
Revenue earned from related parties
Apex Clearing	(a)	$–	$34,538,949	$151,034,036
Apex Crypto	(b)	–	–	2,159,091
Total related party revenue		$–	$34,538,949	$153,193,127

Expenses incurred from related parties
Apex Clearing	(a)	$–	$14,285,014	$40,110,407
Apex Crypto	(b)	–	–	111,963
Total related party expenses		$–	$14,285,014	$40,222,370

(a)	We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.

(b)	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.